Investment Securities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity securities
Amortized cost	$ 2,400,000	$ 1,200,000
Estimated fair value	2,400,000	1,200,000
Carrying Value	2,400,000	1,200,000
Available-for-sale securities
Amortized cost, Available-for-sale securities	3,376,070,000	3,481,165,000
Gross Unrealized Gains	19,467,000
Gross Unrealized Losses	(16,614,000)
Available for sale debt securities	3,378,923,000	3,411,350,000
Equity Securities	6,095,000	5,937,000
Total Amortized cost	3,376,070,000	3,481,165,000
Total Gross unrealized gains		9,459,000
Total Gross unrealized losses		79,274,000
Available for sale debt securities and equity securities	3,378,923,000
Assets/liabilities measured at fair value
Available-for-sale securities
Available for sale debt securities and equity securities	3,378,923,000	3,411,350,000
Carrying Value
Available-for-sale securities
Available for sale debt securities and equity securities	3,378,923,000	3,411,350,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Available-for-sale securities	3,285,623,000	3,295,366,000
Gross Unrealized Gains	16,534,000	6,813,000
Gross Unrealized Losses	(16,609,000)	(79,169,000)
Residential mortgage-backed securities | Assets/liabilities measured at fair value
Available-for-sale securities
Available for sale debt securities	3,285,548,000	3,223,010,000
Residential mortgage-backed securities | Carrying Value
Available-for-sale securities
Available for sale debt securities	3,285,548,000	3,223,010,000
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Available for sale debt securities	571,247,000	501,293,000
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Available for sale debt securities	2,714,301,000	2,721,717
Obligations of states and political subdivisions
Available-for-sale securities
Amortized cost, Available-for-sale securities	90,447,000	185,799,000
Gross Unrealized Gains	2,933,000	2,646,000
Gross Unrealized Losses	(5,000)	(105,000)
Obligations of states and political subdivisions | Assets/liabilities measured at fair value
Available-for-sale securities
Available for sale debt securities	93,375,000	188,340,000
Obligations of states and political subdivisions | Carrying Value
Available-for-sale securities
Available for sale debt securities	93,375,000	188,340,000
Other securities
Held-to-maturity securities
Amortized cost	2,400,000	1,200,000
Estimated fair value	2,400,000	1,200,000
Carrying Value	$ 2,400,000	$ 1,200,000